Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2021	2020
Raw materials	$353,174	$404,457
Finished goods	620,736	533,691
Provision for inventory	(114,214)	(45,381)
Total inventories, net	$859,696	$892,767